UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree 3-7 Year Treasury Digital Fund

Ticker: WTTSX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$965,887
  # of Portfolio Holdings12
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.38%, due 10/31/2028	29.5%
U.S. Treasury Notes, 1.13%, due 8/31/2028	28.5%
U.S. Treasury Bond, 5.38%, due 2/15/2031	20.6%
U.S. Treasury Notes, 4.13%, due 11/30/2031	10.9%
U.S. Treasury Notes, 0.50%, due 10/31/2027	2.3%
U.S. Treasury Notes, 4.38%, due 12/31/2029	2.2%
U.S. Treasury Notes, 3.75%, due 6/30/2030	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/2030	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/2030	1.0%
U.S. Treasury Notes, 0.63%, due 5/15/2030	0.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities (Net)	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 3-7 Year Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTTSX

WTTSX - 122024

WisdomTree 500 Digital Fund

Ticker: SPXUX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$3,930,032
  # of Portfolio Holdings499
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.9%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	2.9%
Tesla, Inc.	2.4%
Broadcom, Inc.	2.0%
Berkshire Hathaway, Inc.	1.9%
Eli Lilly & Co.	1.4%

Sector Breakdown (% of Net Assets)

Information Technology	31.8%
Financials	14.4%
Consumer Discretionary	11.3%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.8%
Consumer Staples	5.8%
Energy	3.1%
Utilities	2.0%
Real Estate	1.7%
Other Sectors	1.6%
Other Assets and Liabilities (Net)	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 500 Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: SPXUX

SPXUX - 122024

WisdomTree 7-10 Year Treasury Digital Fund

Ticker: WTSTX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$922,557
  # of Portfolio Holdings6
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 1.88%, due 2/15/2032	39.0%
U.S. Treasury Notes, 4.25%, due 11/15/2034	18.6%
U.S. Treasury Notes, 4.50%, due 11/15/2033	18.5%
U.S. Treasury Notes, 3.88%, due 8/15/2034	12.8%
U.S. Treasury Notes, 3.88%, due 8/15/2033	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/2033	4.5%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities (Net)	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTSTX

WTSTX - 122024

WisdomTree Floating Rate Treasury Digital Fund

Ticker: FLTTX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,687,285
  # of Portfolio Holdings6
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.52%, due 1/31/2026	26.7%
U.S. Treasury Floating Rate Notes, 4.45%, due 10/31/2025	22.4%
U.S. Treasury Floating Rate Notes, 4.46%, due 7/31/2026	15.4%
U.S. Treasury Floating Rate Notes, 4.44%, due 4/30/2025	14.8%
U.S. Treasury Floating Rate Notes, 4.43%, due 4/30/2026	11.6%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/2026	3.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	94.2%
Other Assets and Liabilities (Net)	5.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: FLTTX

FLTTX - 122024

WisdomTree Government Money Market Digital Fund

Ticker: WTGXX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Government Money Market Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Government Money Market Digital Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$12,061,197
  # of Portfolio Holdings14

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.36%, due 1/30/2025	24.8%
U.S. Treasury Bills, 4.36%, due 2/13/2025	24.7%
U.S. Treasury Bills, 4.35%, due 4/22/2025	16.4%
Federal Home Loan Bank Discount Notes, 4.48%, due 1/2/2025	16.3%
U.S. Treasury Floating Rate Note, 4.48%, due 1/31/2025	8.3%
U.S. Treasury Bills, 4.35%, due 3/20/2025	6.2%
Federal Home Loan Bank, 4.53%, due 10/20/2025	5.4%
Federal Home Loan Bank, 4.40%, due 3/4/2025	2.1%
Federal Home Loan Bank, 4.40%, due 3/20/2025	2.1%
Federal Home Loan Bank, 4.38%, due 3/3/2025	2.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	81.3%
U.S. Government Agencies	31.2%
Other Assets and Liabilities (Net)	(12.5)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Government Money Market Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTGXX

WTGXX - 122024

WisdomTree Long-Term Treasury Digital Fund

Ticker: WTLGX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$2	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$808,548
  # of Portfolio Holdings7
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/2047	39.8%
U.S. Treasury Bonds, 1.88%, due 11/15/2051	38.6%
U.S. Treasury Bonds, 3.00%, due 5/15/2045	9.7%
U.S. Treasury Bonds, 4.25%, due 8/15/2054	5.2%
U.S. Treasury Bonds, 1.63%, due 11/15/2050	4.7%
U.S. Treasury Bonds, 4.13%, due 8/15/2053	0.3%
U.S. Treasury Bonds, 4.63%, due 11/15/2044	0.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.5%
Other Assets and Liabilities (Net)	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Long-Term Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTLGX

WTLGX - 122024

WisdomTree Short-Duration Income Digital Fund

Ticker: WTSIX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,019,603
  # of Portfolio Holdings5
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.4%
WisdomTree Floating Rate Treasury Fund	14.9%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Duration Income Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTSIX

WTSIX - 122024

WisdomTree Short-Term Treasury Digital Fund

Ticker: WTSYX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,000,460
  # of Portfolio Holdings14
  Portfolio Turnover Rate81%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 11/30/2025	22.0%
U.S. Treasury Notes, 3.75%, due 8/15/2027	20.7%
U.S. Treasury Notes, 1.25%, due 11/30/2026	16.1%
U.S. Treasury Notes, 4.00%, due 12/15/2027	9.6%
U.S. Treasury Notes, 4.63%, due 3/15/2026	9.4%
U.S. Treasury Notes, 3.75%, due 4/15/2026	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/2026	6.0%
U.S. Treasury Notes, 4.13%, due 6/15/2026	4.5%
U.S. Treasury Notes, 4.25%, due 12/31/2026	1.9%
U.S. Treasury Notes, 4.25%, due 3/15/2027	0.7%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Term Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTSYX

WTSYX - 122024

WisdomTree Siegel Global Equity Digital Fund

Ticker: EQTYX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$422,073
  # of Portfolio Holdings11
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	22.7%
WisdomTree U.S. Total Dividend Fund	15.6%
iShares Core S&P 500 ETF	14.1%
Vanguard International High Dividend Yield ETF	10.6%
WisdomTree International Quality Dividend Growth Fund	9.0%
Vanguard High Dividend Yield ETF	8.4%
SPDR Portfolio S&P 400 Mid Cap ETF	5.2%
WisdomTree Japan Hedged Equity Fund	3.8%
WisdomTree Emerging Markets SmallCap Dividend Fund	3.7%
WisdomTree Emerging Markets High Dividend Fund	3.6%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Global Equity Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: EQTYX

EQTYX - 122024

WisdomTree Siegel Longevity Digital Fund

Ticker: LNGVX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$172,226
  # of Portfolio Holdings15
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.7%
WisdomTree U.S. Total Dividend Fund	14.2%
WisdomTree U.S. Quality Dividend Growth Fund	11.2%
iShares Core S&P 500 ETF	8.5%
Vanguard International High Dividend Yield ETF	7.8%
WisdomTree International Quality Dividend Growth Fund	7.3%
Vanguard High Dividend Yield ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.7%
WisdomTree Managed Futures Strategy Fund	4.7%
WisdomTree U.S. High Yield Corporate Bond Fund	4.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Longevity Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: LNGVX

LNGVX - 122024

WisdomTree Siegel Moderate Digital Fund

Ticker: MODRX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$165,086
  # of Portfolio Holdings17
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	13.8%
WisdomTree U.S. Total Dividend Fund	9.5%
WisdomTree Mortgage Plus Bond Fund	9.0%
iShares Core S&P 500 ETF	8.6%
Vanguard International High Dividend Yield ETF	6.5%
WisdomTree International Quality Dividend Growth Fund	5.4%
iShares 10-20 Year Treasury Bond ETF	5.4%
Vanguard High Dividend Yield ETF	5.1%
WisdomTree Floating Rate Treasury Fund	4.3%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.8%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Moderate Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: MODRX

MODRX - 122024

WisdomTree Technology and Innovation 100 Digital Fund

Ticker: TECHX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$4,137,364
  # of Portfolio Holdings100
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	10.3%
NVIDIA Corp.	9.6%
Microsoft Corp.	9.0%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc.	4.7%
Tesla, Inc.	4.4%
Broadcom, Inc.	3.8%
Oracle Corp.	1.8%
Netflix, Inc.	1.5%

Sector Breakdown (% of Net Assets)

Information Technology	58.5%
Communication Services	17.7%
Consumer Discretionary	13.5%
Health Care	6.3%
Financials	1.9%
Industrials	1.5%
Other Assets and Liabilities (Net)	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Technology and Innovation 100 Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: TECHX

TECHX - 122024

WisdomTree TIPS Digital Fund

Ticker: TIPSX

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$945,011
  # of Portfolio Holdings10
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/2030	29.3%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/2029	11.0%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2041	10.7%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	8.7%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/2026	8.4%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	7.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052	6.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/2026	5.8%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	4.1%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	2.0%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	93.8%
Other Assets and Liabilities (Net)	6.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree TIPS Digital Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: TIPSX

TIPSX - 122024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Digital Trust

Semi-Annual Financial Statements and Other Information

December 31, 2024 (unaudited)

Asset Allocation Digital Funds:

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

WisdomTree Siegel Moderate Digital Fund (MODRX)

Equity Digital Funds:

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

Money Market Digital Fund:

WisdomTree Government Money Market Digital Fund (WTGXX)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree Short-Duration Income Digital Fund (WTSIX) December 31, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
WisdomTree Floating Rate Treasury Fund(a)	3,033	$152,620
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,054	156,881
WisdomTree Mortgage Plus Bond Fund(a)	4,643	200,576
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,248	204,138
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,453	304,609
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,011,725)		1,018,824
Other Assets less Liabilities – 0.1%		779
NET ASSETS – 100.0%		$1,019,603

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 1/19/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$ 152,339	$ 3,724	$ (3,468)	$ (8)	$ 35	$ 152,620	$ 3,810
WisdomTree Interest Rate Hedged High Yield Bond Fund	153,938	3,822	(3,550)	(4)	2,675	156,881	5,009
WisdomTree Mortgage Plus Bond Fund	199,906	5,077	(4,708)	(73)	374	200,576	4,734
WisdomTree U.S. Short Term Corporate Bond Fund	201,909	5,032	(4,695)	1	1,890	204,138	4,645
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	302,346	7,603	(7,035)	(8)	1,703	304,609	7,583
Total	$1,010,438	$25,258	$(23,456)	$ (92)	$6,677	$1,018,824	$25,781

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,018,824	$—	$—	$1,018,824
Total Investments in Securities	$1,018,824	$—	$—	$1,018,824

See Notes to Financial Statements.

WisdomTree Digital Trust    1

Schedule of Investments (unaudited) WisdomTree Siegel Global Equity Digital Fund (EQTYX) December 31, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares Core S&P 500 ETF	101	$59,457
SPDR Portfolio S&P 400 Mid Cap ETF	400	21,876
Vanguard High Dividend Yield ETF	277	35,342
Vanguard International High Dividend Yield ETF	659	44,733
WisdomTree Emerging Markets High Dividend Fund(a)	379	15,346
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	320	15,654
WisdomTree International Quality Dividend Growth Fund(a)	1,107	37,871
WisdomTree Japan Hedged Equity Fund(a)	146	16,102
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,184	95,821
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	262	13,422
WisdomTree U.S. Total Dividend Fund(a)	870	66,000
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $387,860)		421,624
Other Assets less Liabilities – 0.1%		449
NET ASSETS – 100.0%		$422,073

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$ 15,678	$ 942	$ (208)	$ (11)	$(1,055)	$ 15,346	$ 461
WisdomTree Emerging Markets SmallCap Dividend Fund	15,638	1,134	(304)	(12)	(802)	15,654	285
WisdomTree International Quality Dividend Growth Fund	38,796	3,017	(757)	(47)	(3,138)	37,871	394
WisdomTree Japan Hedged Equity Fund	15,682	875	(110)	(3)	(342)	16,102	440
WisdomTree U.S. Quality Dividend Growth Fund	87,416	7,109	(1,832)	(21)	3,149	95,821	786
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	11,778	786	(160)	(6)	1,024	13,422	156
WisdomTree U.S. Total Dividend Fund	58,577	4,640	(1,316)	(18)	4,117	66,000	708
Total	$243,565	$18,503	$(4,687)	$(118)	$ 2,953	$260,216	$3,230

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$421,624	$—	$—	$421,624
Total Investments in Securities	$421,624	$—	$—	$421,624

See Notes to Financial Statements.

2    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Siegel Longevity Digital Fund (LNGVX) December 31, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
Global X U.S. Preferred ETF	344	$6,711
iShares Core S&P 500 ETF	25	14,717
SPDR Portfolio S&P 400 Mid Cap ETF	148	8,094
Vanguard High Dividend Yield ETF	85	10,845
Vanguard International High Dividend Yield ETF	198	13,440
WisdomTree Emerging Markets High Dividend Fund(a)	156	6,316
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	99	4,843
WisdomTree International Quality Dividend Growth Fund(a)	365	12,487
WisdomTree Japan Hedged Equity Fund(a)	45	4,963
WisdomTree Managed Futures Strategy Fund(a)	230	8,034
Investments	Shares	Value
WisdomTree U.S. High Yield Corporate Bond Fund(a)	152	$6,861
WisdomTree U.S. Quality Dividend Growth Fund(a)	238	19,261
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	108	5,533
WisdomTree U.S. Total Dividend Fund(a)	323	24,504
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	591	25,366
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $160,838)		171,975
Other Assets less Liabilities – 0.1%		251
NET ASSETS – 100.0%		$172,226

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$ 6,886	$ 1,363	$ (1,497)	$ (39)	$(397)	$ 6,316	$ 188
WisdomTree Emerging Markets SmallCap Dividend Fund	5,144	1,055	(1,110)	(22)	(224)	4,843	88
WisdomTree International Quality Dividend Growth Fund	13,538	2,934	(2,990)	(136)	(859)	12,487	130
WisdomTree Japan Hedged Equity Fund	5,190	874	(967)	(49)	(85)	4,963	136
WisdomTree Managed Futures Strategy Fund	8,451	1,765	(1,881)	(66)	(235)	8,034	456
WisdomTree U.S. High Yield Corporate Bond Fund	6,779	1,587	(1,595)	5	85	6,861	256
WisdomTree U.S. Quality Dividend Growth Fund	18,732	4,316	(4,489)	56	646	19,261	177
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,135	1,340	(1,367)	9	416	5,533	72
WisdomTree U.S. Total Dividend Fund	23,091	5,317	(5,529)	134	1,491	24,504	298
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	25,432	5,769	(5,861)	18	8	25,366	656
Total	$118,378	$26,320	$(27,286)	$(90)	$ 846	$118,168	$2,457

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$171,975	$—	$—	$171,975
Total Investments in Securities	$171,975	$—	$—	$171,975

See Notes to Financial Statements.

WisdomTree Digital Trust    3

Schedule of Investments (unaudited) WisdomTree Siegel Moderate Digital Fund (MODRX) December 31, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
United States – 99.8%
iShares 10-20 Year Treasury Bond ETF	89	$8,859
iShares Core S&P 500 ETF	24	14,128
SPDR Portfolio S&P 400 Mid Cap ETF	95	5,196
Vanguard High Dividend Yield ETF	66	8,421
Vanguard International High Dividend Yield ETF	157	10,657
WisdomTree Emerging Markets High Dividend Fund(a)	90	3,644
WisdomTree Emerging Markets Local Debt Fund(a)	123	3,121
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	76	3,718
WisdomTree Floating Rate Treasury Fund(a)	142	7,145
WisdomTree International Quality Dividend Growth Fund(a)	263	8,997
WisdomTree Japan Hedged Equity Fund(a)	35	3,860
Investments	Shares	Value
WisdomTree Mortgage Plus Bond Fund(a)	343	$14,818
WisdomTree U.S. High Yield Corporate Bond Fund(a)	91	4,107
WisdomTree U.S. Quality Dividend Growth Fund(a)	281	22,741
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	62	3,176
WisdomTree U.S. Total Dividend Fund(a)	207	15,704
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	618	26,525
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $157,278)		164,817
Other Assets less Liabilities – 0.2%		269
NET ASSETS – 100.0%		$165,086

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$ 3,551	$ 526	$ (173)	$ (2)	$(258)	$ 3,644	$ 104
WisdomTree Emerging Markets Local Debt Fund	2,900	465	(106)	(5)	(133)	3,121	103
WisdomTree Emerging Markets SmallCap Dividend Fund	3,498	625	(205)	(6)	(194)	3,718	65
WisdomTree Floating Rate Treasury Fund	6,339	1,056	(252)	(1)	3	7,145	196
WisdomTree International Quality Dividend Growth Fund	8,642	1,394	(256)	(13)	(770)	8,997	92
WisdomTree Japan Hedged Equity Fund	3,497	547	(115)	2	(71)	3,860	105
WisdomTree Mortgage Plus Bond Fund	13,241	2,042	(437)	(8)	(20)	14,818	383
WisdomTree U.S. High Yield Corporate Bond Fund	3,612	594	(135)	(1)	37	4,107	151
WisdomTree U.S. Quality Dividend Growth Fund	19,513	3,127	(567)	1	667	22,741	203
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	2,638	507	(204)	7	228	3,176	40
WisdomTree U.S. Total Dividend Fund	13,033	2,205	(445)	3	908	15,704	186
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	23,456	3,972	(782)	(13)	(108)	26,525	670
Total	$103,920	$17,060	$(3,677)	$(36)	$ 289	$117,556	$2,298

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$164,817	$—	$—	$164,817
Total Investments in Securities	$164,817	$—	$—	$164,817

See Notes to Financial Statements.

4    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	1	$1,700
China – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	7	1,455
Ireland – 0.2%
IT Services – 0.2%
Accenture PLC, Class A	17	5,980
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	128	2,814
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	7	1,001
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	5	1,292
United States – 99.2%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc.*	6	3,566
Boeing Co.*	42	7,434
General Dynamics Corp.	20	5,270
General Electric Co.	81	13,510
HEICO Corp.	10	2,377
Howmet Aerospace, Inc.	30	3,281
L3Harris Technologies, Inc.	13	2,734
Lockheed Martin Corp.	18	8,747
Northrop Grumman Corp.	11	5,162
RTX Corp.	103	11,919
TransDigm Group, Inc.	4	5,069
Total Aerospace & Defense		69,069
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	10	1,107
FedEx Corp.	18	5,064
United Parcel Service, Inc., Class B	59	7,440
Total Air Freight & Logistics		13,611
Automobiles – 2.6%
Ford Motor Co.	287	2,841
General Motors Co.	96	5,114
Tesla, Inc.*	235	94,903
Total Automobiles		102,858
Banks – 3.3%
Bank of America Corp.	580	25,491
Citigroup, Inc.	136	9,573
Citizens Financial Group, Inc.	33	1,444
Fifth Third Bancorp	49	2,072
First Citizens BancShares, Inc., Class A	1	2,113
Huntington Bancshares, Inc.	101	1,643
Investments	Shares	Value
JPMorgan Chase & Co.	211	$50,579
KeyCorp	62	1,063
M&T Bank Corp.	12	2,256
PNC Financial Services Group, Inc.	28	5,400
Regions Financial Corp.	66	1,552
Truist Financial Corp.	93	4,034
U.S. Bancorp	109	5,214
Wells Fargo & Co.	267	18,754
Total Banks		131,188
Beverages – 1.2%
Brown-Forman Corp., Class B	34	1,291
Coca-Cola Co.	313	19,487
Constellation Brands, Inc., Class A	13	2,873
Keurig Dr. Pepper, Inc.	99	3,180
Monster Beverage Corp.*	74	3,890
PepsiCo, Inc.	99	15,054
Total Beverages		45,775
Biotechnology – 1.5%
AbbVie, Inc.	127	22,568
Alnylam Pharmaceuticals, Inc.*	9	2,118
Amgen, Inc.	38	9,904
Biogen, Inc.*	11	1,682
Gilead Sciences, Inc.	90	8,313
Moderna, Inc.*	27	1,123
Natera, Inc.*	3	475
Regeneron Pharmaceuticals, Inc.*	8	5,699
United Therapeutics Corp.*	1	353
Vertex Pharmaceuticals, Inc.*	18	7,248
Total Biotechnology		59,483
Broadline Retail – 4.3%
Amazon.com, Inc.*	760	166,737
eBay, Inc.	37	2,292
Total Broadline Retail		169,029
Building Products – 0.4%
Builders FirstSource, Inc.*	9	1,286
Carlisle Cos., Inc.	3	1,107
Carrier Global Corp.	59	4,027
Johnson Controls International PLC	18	1,421
Lennox International, Inc.	3	1,828
Masco Corp.	17	1,234
Owens Corning	7	1,192
Trane Technologies PLC	6	2,216
Total Building Products		14,311
Capital Markets – 3.6%
Ameriprise Financial, Inc.	7	3,727
Ares Management Corp., Class A	14	2,479
Bank of New York Mellon Corp.	56	4,303
Blackrock, Inc.	11	11,276
Blackstone, Inc.	86	14,828
Carlyle Group, Inc.	27	1,363

See Notes to Financial Statements.

WisdomTree Digital Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
Cboe Global Markets, Inc.	3	$586
Charles Schwab Corp.	125	9,251
CME Group, Inc.	26	6,038
Coinbase Global, Inc., Class A*	17	4,221
FactSet Research Systems, Inc.	3	1,441
Goldman Sachs Group, Inc.	23	13,170
Interactive Brokers Group, Inc., Class A	3	530
Intercontinental Exchange, Inc.	41	6,109
Jefferies Financial Group, Inc.	6	470
KKR & Co., Inc.	67	9,910
LPL Financial Holdings, Inc.	6	1,959
Moody’s Corp.	13	6,154
Morgan Stanley	117	14,709
MSCI, Inc.	6	3,600
Nasdaq, Inc.	41	3,170
Northern Trust Corp.	15	1,538
Raymond James Financial, Inc.	15	2,330
Robinhood Markets, Inc., Class A*	20	745
S&P Global, Inc.	23	11,455
State Street Corp.	22	2,159
T Rowe Price Group, Inc.	16	1,810
Total Capital Markets		139,331
Chemicals – 0.9%
Air Products & Chemicals, Inc.	16	4,640
CF Industries Holdings, Inc.	14	1,194
Corteva, Inc.	51	2,905
Dow, Inc.	50	2,006
DuPont de Nemours, Inc.	31	2,364
Ecolab, Inc.	21	4,921
International Flavors & Fragrances, Inc.	18	1,522
Linde PLC	13	5,443
LyondellBasell Industries NV, Class A	10	743
PPG Industries, Inc.	17	2,031
RPM International, Inc.	9	1,107
Sherwin-Williams Co.	19	6,459
Westlake Corp.	9	1,032
Total Chemicals		36,367
Commercial Services & Supplies – 0.6%
Cintas Corp.	31	5,664
Copart, Inc.*	73	4,190
Republic Services, Inc.	23	4,627
Rollins, Inc.	35	1,622
Veralto Corp.	18	1,833
Waste Connections, Inc.	7	1,201
Waste Management, Inc.	29	5,852
Total Commercial Services & Supplies		24,989
Communications Equipment – 0.9%
Arista Networks, Inc.*	94	10,390
Cisco Systems, Inc.	303	17,937
Motorola Solutions, Inc.	12	5,547
Ubiquiti, Inc.	2	664
Total Communications Equipment		34,538
Investments	Shares	Value
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	1	$424
EMCOR Group, Inc.	1	454
Quanta Services, Inc.	11	3,476
Total Construction & Engineering		4,354
Construction Materials – 0.2%
CRH PLC	18	1,665
Martin Marietta Materials, Inc.	5	2,583
Vulcan Materials Co.	10	2,572
Total Construction Materials		6,820
Consumer Finance – 0.7%
American Express Co.	53	15,730
Capital One Financial Corp.	27	4,815
Discover Financial Services	18	3,118
SoFi Technologies, Inc.*	30	462
Synchrony Financial	28	1,820
Total Consumer Finance		25,945
Consumer Staples Distribution & Retail – 2.4%
Costco Wholesale Corp.	32	29,321
Dollar General Corp.	16	1,213
Kroger Co.	53	3,241
Sysco Corp.	36	2,753
Target Corp.	33	4,461
U.S. Foods Holding Corp.*	5	337
Walmart, Inc.	603	54,481
Total Consumer Staples Distribution & Retail		95,807
Containers & Packaging – 0.2%
Avery Dennison Corp.	6	1,123
Ball Corp.	22	1,213
International Paper Co.	26	1,399
Packaging Corp. of America	7	1,576
Smurfit WestRock PLC	14	754
Total Containers & Packaging		6,065
Distributors – 0.0%
Genuine Parts Co.	10	1,168
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	528	12,022
Verizon Communications, Inc.	309	12,357
Total Diversified Telecommunication Services		24,379
Electric Utilities – 1.3%
Alliant Energy Corp.	18	1,065
American Electric Power Co., Inc.	39	3,597
Constellation Energy Corp.	25	5,593
Duke Energy Corp.	56	6,033
Edison International	29	2,315
Entergy Corp.	32	2,426
Eversource Energy	25	1,436
Exelon Corp.	73	2,748
FirstEnergy Corp.	43	1,711
NextEra Energy, Inc.	151	10,825
NRG Energy, Inc.	6	541

See Notes to Financial Statements.

6    WisdomTree Digital Trust

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
PG&E Corp.	152	$3,067
PPL Corp.	53	1,720
Southern Co.	80	6,586
Xcel Energy, Inc.	39	2,633
Total Electric Utilities		52,296
Electrical Equipment – 0.7%
AMETEK, Inc.	17	3,064
Eaton Corp. PLC	11	3,651
Emerson Electric Co.	41	5,081
GE Vernova, Inc.	20	6,579
Hubbell, Inc.	4	1,676
Rockwell Automation, Inc.	8	2,286
Vertiv Holdings Co., Class A	28	3,181
Total Electrical Equipment		25,518
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	86	5,973
CDW Corp.	10	1,740
Corning, Inc.	61	2,899
Keysight Technologies, Inc.*	13	2,088
Teledyne Technologies, Inc.*	3	1,392
Trimble, Inc.*	6	424
Zebra Technologies Corp., Class A*	4	1,545
Total Electronic Equipment, Instruments & Components		16,061
Energy Equipment & Services – 0.2%
Baker Hughes Co.	73	2,995
Halliburton Co.	60	1,631
Schlumberger NV	38	1,457
Total Energy Equipment & Services		6,083
Entertainment – 1.5%
Electronic Arts, Inc.	20	2,926
Liberty Media Corp.-Liberty Formula One, Class C*	18	1,668
Live Nation Entertainment, Inc.*	17	2,201
Netflix, Inc.*	34	30,305
ROBLOX Corp., Class A*	43	2,488
Take-Two Interactive Software, Inc.*	12	2,209
Walt Disney Co.	136	15,144
Warner Bros Discovery, Inc.*	162	1,712
Total Entertainment		58,653
Financial Services – 5.0%
Affirm Holdings, Inc.*	7	426
Apollo Global Management, Inc.	61	10,075
Berkshire Hathaway, Inc., Class B*	162	73,432
Block, Inc.*	44	3,740
Corebridge Financial, Inc.	47	1,407
Corpay, Inc.*	5	1,692
Fidelity National Information Services, Inc.	42	3,392
Fiserv, Inc.*	45	9,244
Global Payments, Inc.	19	2,129
Mastercard, Inc., Class A	70	36,860
PayPal Holdings, Inc.*	75	6,401
Investments	Shares	Value
Toast, Inc., Class A*	14	$510
Visa, Inc., Class A	150	47,406
Total Financial Services		196,714
Food Products – 0.5%
Archer-Daniels-Midland Co.*	38	1,920
General Mills, Inc.	42	2,678
Hershey Co.	13	2,201
Hormel Foods Corp.	38	1,192
Kellanova	24	1,943
Kraft Heinz Co.	85	2,610
McCormick & Co., Inc., Non-Voting Shares	19	1,449
Mondelez International, Inc., Class A	101	6,033
Tyson Foods, Inc., Class A	24	1,379
Total Food Products		21,405
Gas Utilities – 0.0%
Atmos Energy Corp.	10	1,393
Ground Transportation – 0.8%
CSX Corp.	137	4,421
JB Hunt Transport Services, Inc.	7	1,195
Norfolk Southern Corp.	16	3,755
Old Dominion Freight Line, Inc.	15	2,646
Uber Technologies, Inc.*	144	8,686
Union Pacific Corp.	43	9,806
XPO, Inc.*	3	393
Total Ground Transportation		30,902
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	125	14,139
Align Technology, Inc.*	5	1,043
Baxter International, Inc.	38	1,108
Becton Dickinson & Co.	20	4,537
Boston Scientific Corp.*	111	9,915
Cooper Cos., Inc.*	15	1,379
Dexcom, Inc.*	27	2,100
Edwards Lifesciences Corp.*	43	3,183
GE HealthCare Technologies, Inc.	32	2,502
Hologic, Inc.*	18	1,298
IDEXX Laboratories, Inc.*	5	2,067
Insulet Corp.*	5	1,305
Intuitive Surgical, Inc.*	26	13,571
Medtronic PLC	34	2,716
ResMed, Inc.	10	2,287
STERIS PLC	2	411
Stryker Corp.	28	10,081
Zimmer Biomet Holdings, Inc.	15	1,584
Total Health Care Equipment & Supplies		75,226
Health Care Providers & Services – 1.9%
Cardinal Health, Inc.	18	2,129
Cencora, Inc.	15	3,370
Centene Corp.*	37	2,242
Cigna Group	21	5,799

See Notes to Financial Statements.

WisdomTree Digital Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
CVS Health Corp.	92	$4,130
Elevance Health, Inc.	16	5,902
HCA Healthcare, Inc.	19	5,703
Humana, Inc.	9	2,283
Labcorp Holdings, Inc.	6	1,376
McKesson Corp.	10	5,699
Molina Healthcare, Inc.*	4	1,164
Quest Diagnostics, Inc.	8	1,207
UnitedHealth Group, Inc.	66	33,387
Total Health Care Providers & Services		74,391
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	12	1,171
Ventas, Inc.	28	1,649
Welltower, Inc.	40	5,041
Total Health Care REITs		7,861
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	12	2,523
Hotels, Restaurants & Leisure – 2.0%
Airbnb, Inc., Class A*	44	5,782
Booking Holdings, Inc.	3	14,905
Carnival Corp.*	28	698
Chipotle Mexican Grill, Inc.*	100	6,030
Darden Restaurants, Inc.	8	1,494
Domino’s Pizza, Inc.	3	1,259
DoorDash, Inc., Class A*	28	4,697
DraftKings, Inc., Class A*	35	1,302
Expedia Group, Inc.*	10	1,863
Hilton Worldwide Holdings, Inc.	19	4,696
Las Vegas Sands Corp.	55	2,825
Marriott International, Inc., Class A	21	5,858
McDonald’s Corp.	52	15,074
Royal Caribbean Cruises Ltd.	7	1,615
Starbucks Corp.	84	7,665
Yum! Brands, Inc.	20	2,683
Total Hotels, Restaurants & Leisure		78,446
Household Durables – 0.2%
DR Horton, Inc.	24	3,356
Garmin Ltd.	5	1,031
Lennar Corp., Class A	21	2,864
PulteGroup, Inc.	16	1,742
Toll Brothers, Inc.	4	504
Total Household Durables		9,497
Household Products – 1.1%
Church & Dwight Co., Inc.	18	1,885
Clorox Co.	9	1,462
Colgate-Palmolive Co.	61	5,545
Kimberly-Clark Corp.	25	3,276
Procter & Gamble Co.	176	29,506
Total Household Products		41,674
Investments	Shares	Value
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	26	$3,585
Industrial Conglomerates – 0.4%
3M Co.	39	5,034
Honeywell International, Inc.	48	10,843
Total Industrial Conglomerates		15,877
Industrial REITs – 0.2%
Prologis, Inc.	63	6,659
Insurance – 1.8%
Aflac, Inc.	43	4,448
Allstate Corp.	19	3,663
American International Group, Inc.	53	3,858
Aon PLC, Class A	6	2,155
Arch Capital Group Ltd.	11	1,016
Arthur J Gallagher & Co.	16	4,542
Brown & Brown, Inc.	21	2,142
Chubb Ltd.	12	3,316
Cincinnati Financial Corp.	12	1,724
Erie Indemnity Co., Class A	3	1,237
Everest Group Ltd.	1	362
Fidelity National Financial, Inc.	19	1,067
Hartford Financial Services Group, Inc.	22	2,407
Loews Corp.	16	1,355
Markel Group, Inc.*	1	1,726
Marsh & McLennan Cos., Inc.	37	7,859
MetLife, Inc.	55	4,503
Principal Financial Group, Inc.	17	1,316
Progressive Corp.	44	10,543
Prudential Financial, Inc.	28	3,319
Travelers Cos., Inc.	17	4,095
Willis Towers Watson PLC	3	940
WR Berkley Corp.	28	1,639
Total Insurance		69,232
Interactive Media & Services – 7.4%
Alphabet, Inc., Class A	929	175,860
Meta Platforms, Inc., Class A	194	113,589
Pinterest, Inc., Class A*	48	1,392
Snap, Inc., Class A*	115	1,238
Total Interactive Media & Services		292,079
IT Services – 0.8%
Cloudflare, Inc., Class A*	23	2,477
Cognizant Technology Solutions Corp., Class A	36	2,768
Gartner, Inc.*	6	2,907
GoDaddy, Inc., Class A*	10	1,974
International Business Machines Corp.	68	14,948
MongoDB, Inc.*	5	1,164
Snowflake, Inc., Class A*	24	3,706
Twilio, Inc., Class A*	12	1,297
VeriSign, Inc.*	7	1,449
Total IT Services		32,690
See Notes to Financial Statements.

8    WisdomTree Digital Trust

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	21	$2,821
Danaher Corp.	53	12,166
Illumina, Inc.*	10	1,336
IQVIA Holdings, Inc.*	13	2,555
Mettler-Toledo International, Inc.*	2	2,447
Thermo Fisher Scientific, Inc.	28	14,567
Waters Corp.*	4	1,484
West Pharmaceutical Services, Inc.	5	1,638
Total Life Sciences Tools & Services		39,014
Machinery – 1.4%
Caterpillar, Inc.	36	13,059
Cummins, Inc.	10	3,486
Deere & Co.	20	8,474
Dover Corp.	10	1,876
Fortive Corp.	25	1,875
IDEX Corp.	5	1,046
Illinois Tool Works, Inc.	21	5,325
Ingersoll Rand, Inc.	30	2,714
Otis Worldwide Corp.	29	2,686
PACCAR, Inc.	38	3,953
Parker-Hannifin Corp.	9	5,724
Pentair PLC	5	503
Snap-on, Inc.	4	1,358
Westinghouse Air Brake Technologies Corp.	13	2,465
Xylem, Inc.	17	1,972
Total Machinery		56,516
Media – 0.6%
Charter Communications, Inc., Class A*	12	4,113
Comcast Corp., Class A	313	11,747
Fox Corp., Class A	35	1,700
News Corp., Class A	40	1,102
Omnicom Group, Inc.	16	1,377
Trade Desk, Inc., Class A*	38	4,466
Total Media		24,505
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	99	3,770
Newmont Corp.	82	3,052
Nucor Corp.	18	2,101
Reliance, Inc.	4	1,077
Steel Dynamics, Inc.	11	1,255
Total Metals & Mining		11,255
Multi-Utilities – 0.6%
Ameren Corp.	19	1,694
CenterPoint Energy, Inc.	44	1,396
CMS Energy Corp.	21	1,400
Consolidated Edison, Inc.	25	2,231
Dominion Energy, Inc.	61	3,285
DTE Energy Co.	15	1,811
NiSource, Inc.	12	441
Investments	Shares	Value
Public Service Enterprise Group, Inc.	37	$3,126
Sempra	46	4,035
WEC Energy Group, Inc.	22	2,069
Total Multi-Utilities		21,488
Oil, Gas & Consumable Fuels – 2.9%
Cheniere Energy, Inc.	6	1,289
Chevron Corp.	134	19,409
ConocoPhillips	98	9,719
Coterra Energy, Inc.	55	1,405
Devon Energy Corp.	49	1,604
Diamondback Energy, Inc.	13	2,130
EOG Resources, Inc.	42	5,148
EQT Corp.	30	1,383
Expand Energy Corp.	6	597
Exxon Mobil Corp.	334	35,928
Hess Corp.	22	2,926
Kinder Morgan, Inc.	163	4,466
Marathon Petroleum Corp.	27	3,767
Occidental Petroleum Corp.	61	3,014
ONEOK, Inc.	43	4,317
Phillips 66	32	3,646
Targa Resources Corp.	17	3,034
Texas Pacific Land Corp.	2	2,212
Valero Energy Corp.	24	2,942
Williams Cos., Inc.	92	4,979
Total Oil, Gas & Consumable Fuels		113,915
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	47	2,843
Southwest Airlines Co.	38	1,278
United Airlines Holdings, Inc.*	23	2,233
Total Passenger Airlines		6,354
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	24	1,799
Kenvue, Inc.	142	3,032
Total Personal Care Products		4,831
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	148	8,371
Eli Lilly & Co.	72	55,584
Johnson & Johnson	169	24,441
Merck & Co., Inc.	178	17,707
Pfizer, Inc.	420	11,142
Zoetis, Inc.	32	5,214
Total Pharmaceuticals		122,459
Professional Services – 0.7%
Automatic Data Processing, Inc.	30	8,782
Booz Allen Hamilton Holding Corp.	9	1,158
Broadridge Financial Solutions, Inc.	9	2,035
Equifax, Inc.	9	2,294
Jacobs Solutions, Inc.	9	1,202
Leidos Holdings, Inc.	10	1,441

See Notes to Financial Statements.

WisdomTree Digital Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
Paychex, Inc.	26	$3,646
SS&C Technologies Holdings, Inc.	18	1,364
TransUnion	5	463
Verisk Analytics, Inc.	11	3,030
Total Professional Services		25,415
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	21	2,757
CoStar Group, Inc.*	29	2,076
Zillow Group, Inc., Class C*	6	444
Total Real Estate Management & Development		5,277
Residential REITs – 0.2%
AvalonBay Communities, Inc.	10	2,200
Equity Residential	27	1,937
Essex Property Trust, Inc.	4	1,142
Invitation Homes, Inc.	46	1,471
Mid-America Apartment Communities, Inc.	9	1,391
Total Residential REITs		8,141
Retail REITs – 0.2%
Kimco Realty Corp.	43	1,008
Realty Income Corp.	52	2,777
Simon Property Group, Inc.	23	3,961
Total Retail REITs		7,746
Semiconductors & Semiconductor Equipment – 11.0%
Advanced Micro Devices, Inc.*	127	15,340
Analog Devices, Inc.	36	7,649
Applied Materials, Inc.	62	10,083
Broadcom, Inc.	341	79,057
First Solar, Inc.*	8	1,410
Intel Corp.	324	6,496
KLA Corp.	10	6,301
Lam Research Corp.	95	6,862
Marvell Technology, Inc.	71	7,842
Microchip Technology, Inc.	37	2,122
Micron Technology, Inc.	81	6,817
Monolithic Power Systems, Inc.	3	1,775
NVIDIA Corp.	1,892	254,077
ON Semiconductor Corp.*	30	1,891
Qualcomm, Inc.	80	12,290
Teradyne, Inc.	10	1,259
Texas Instruments, Inc.	64	12,001
Total Semiconductors & Semiconductor Equipment		433,272
Software – 11.0%
Adobe, Inc.*	34	15,119
ANSYS, Inc.*	6	2,024
AppLovin Corp., Class A*	29	9,391
Atlassian Corp., Class A*	19	4,624
Autodesk, Inc.*	15	4,434
Cadence Design Systems, Inc.*	20	6,009
Crowdstrike Holdings, Inc., Class A*	18	6,159
Datadog, Inc., Class A*	24	3,429
Investments	Shares	Value
DocuSign, Inc.*	4	$360
Dynatrace, Inc.*	21	1,141
Fair Isaac Corp.*	2	3,982
Fortinet, Inc.*	57	5,385
Gen Digital, Inc.	46	1,259
Guidewire Software, Inc.*	3	506
HubSpot, Inc.*	4	2,787
Intuit, Inc.	21	13,198
Manhattan Associates, Inc.*	4	1,081
Microsoft Corp.	551	232,247
MicroStrategy, Inc., Class A*	5	1,448
Nutanix, Inc., Class A*	7	428
Oracle Corp.	201	33,495
Palantir Technologies, Inc., Class A*	182	13,765
Palo Alto Networks, Inc.*	48	8,734
PTC, Inc.*	8	1,471
Roper Technologies, Inc.	8	4,159
Salesforce, Inc.	73	24,406
ServiceNow, Inc.*	15	15,902
Synopsys, Inc.*	11	5,339
Tyler Technologies, Inc.*	3	1,730
Workday, Inc., Class A*	18	4,645
Zoom Communications, Inc.*	22	1,795
Zscaler, Inc.*	11	1,985
Total Software		432,437
Specialized REITs – 0.8%
American Tower Corp.	34	6,236
Crown Castle, Inc.	31	2,814
Digital Realty Trust, Inc.	23	4,079
Equinix, Inc.	7	6,600
Extra Space Storage, Inc.	15	2,244
Iron Mountain, Inc.	22	2,312
Public Storage	12	3,593
SBA Communications Corp.	8	1,630
VICI Properties, Inc.	75	2,191
Weyerhaeuser Co.	53	1,492
Total Specialized REITs		33,191
Specialty Retail – 1.7%
AutoZone, Inc.*	1	3,202
Best Buy Co., Inc.	15	1,287
Burlington Stores, Inc.*	2	570
Carvana Co.*	4	814
Home Depot, Inc.	70	27,229
Lowe’s Cos., Inc.	40	9,872
O’Reilly Automotive, Inc.*	4	4,743
Ross Stores, Inc.	25	3,782
TJX Cos., Inc.	83	10,027
Tractor Supply Co.	40	2,122
Ulta Beauty, Inc.*	3	1,305
Williams-Sonoma, Inc.	8	1,482
Total Specialty Retail		66,435

See Notes to Financial Statements.

10    WisdomTree Digital Trust

Schedule of Investments (unaudited) (concluded) WisdomTree 500 Digital Fund (SPXUX) December 31, 2024
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	1,114	$278,968
Dell Technologies, Inc., Class C	58	6,684
Hewlett Packard Enterprise Co.	100	2,135
HP, Inc.	75	2,447
NetApp, Inc.	16	1,857
Pure Storage, Inc., Class A*	7	430
Seagate Technology Holdings PLC	6	518
Super Micro Computer, Inc.*	40	1,219
Western Digital Corp.*	24	1,431
Total Technology Hardware, Storage & Peripherals		295,689
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	11	2,234
Lululemon Athletica, Inc.*	3	1,147
NIKE, Inc., Class B	108	8,173
Total Textiles, Apparel & Luxury Goods		11,554
Tobacco – 0.5%
Altria Group, Inc.	131	6,850
Philip Morris International, Inc.	115	13,840
Total Tobacco		20,690
Investments	Shares	Value
Trading Companies & Distributors – 0.3%
Fastenal Co.	42	$3,020
Ferguson Enterprises, Inc.	5	868
United Rentals, Inc.	5	3,522
Watsco, Inc.	3	1,422
WW Grainger, Inc.	4	4,216
Total Trading Companies & Distributors		13,048
Water Utilities – 0.0%
American Water Works Co., Inc.	14	1,743
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	88	19,424
Total United States		3,898,251
TOTAL COMMON STOCKS (Cost: $2,557,689)		3,912,493
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $2,557,689)		3,912,493
Other Assets less Liabilities – 0.4%		17,539
NET ASSETS – 100.0%		$3,930,032

*   Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,912,493	$—	$—	$3,912,493
Total Investments in Securities	$3,912,493	$—	$—	$3,912,493

See Notes to Financial Statements.

WisdomTree Digital Trust    11

Schedule of Investments (unaudited) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.4%
Brazil – 0.5%
Broadline Retail – 0.5%
MercadoLibre, Inc.*	12	$20,405
China – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
NXP Semiconductors NV	67	13,926
Ireland – 1.0%
IT Services – 1.0%
Accenture PLC, Class A	115	40,456
South Korea – 0.3%
Broadline Retail – 0.3%
Coupang, Inc.*	523	11,496
Switzerland – 0.3%
Electronic Equipment, Instruments & Components – 0.3%
TE Connectivity PLC	87	12,438
United States – 97.0%
Automobiles – 4.4%
Tesla, Inc.*	454	183,343
Biotechnology – 3.7%
AbbVie, Inc.	317	56,331
Alnylam Pharmaceuticals, Inc.*	43	10,118
Amgen, Inc.	106	27,628
Gilead Sciences, Inc.	263	24,293
Regeneron Pharmaceuticals, Inc.*	23	16,384
Vertex Pharmaceuticals, Inc.*	52	20,940
Total Biotechnology		155,694
Broadline Retail – 8.0%
Amazon.com, Inc.*	1,493	327,549
eBay, Inc.	73	4,523
Total Broadline Retail		332,072
Communications Equipment – 2.1%
Arista Networks, Inc.*	242	26,748
Cisco Systems, Inc.	727	43,039
Motorola Solutions, Inc.	40	18,489
Total Communications Equipment		88,276
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	263	18,265
Corning, Inc.	255	12,118
Keysight Technologies, Inc.*	28	4,498
Total Electronic Equipment, Instruments & Components		34,881
Entertainment – 2.4%
Electronic Arts, Inc.	77	11,265
Live Nation Entertainment, Inc.*	37	4,791
Netflix, Inc.*	71	63,284
ROBLOX Corp., Class A*	84	4,860
Take-Two Interactive Software, Inc.*	60	11,045
Warner Bros Discovery, Inc.*	389	4,112
Total Entertainment		99,357
Investments	Shares	Value
Financial Services – 1.9%
Block, Inc.*	142	$12,069
Corpay, Inc.*	12	4,061
Fidelity National Information Services, Inc.	154	12,439
Fiserv, Inc.*	126	25,883
Global Payments, Inc.	41	4,594
PayPal Holdings, Inc.*	218	18,606
Total Financial Services		77,652
Health Care Technology – 0.2%
Veeva Systems, Inc., Class A*	47	9,882
Household Durables – 0.3%
Garmin Ltd.	56	11,551
Interactive Media & Services – 13.1%
Alphabet, Inc., Class A	1,844	349,069
Meta Platforms, Inc., Class A	328	192,047
Total Interactive Media & Services		541,116
IT Services – 2.0%
Cloudflare, Inc., Class A*	42	4,523
Cognizant Technology Solutions Corp., Class A	150	11,535
Gartner, Inc.*	24	11,627
GoDaddy, Inc., Class A*	22	4,342
International Business Machines Corp.	167	36,712
Snowflake, Inc., Class A*	83	12,816
Total IT Services		81,555
Life Sciences Tools & Services – 2.3%
Agilent Technologies, Inc.	85	11,419
Danaher Corp.	139	31,907
IQVIA Holdings, Inc.*	56	11,005
Mettler-Toledo International, Inc.*	3	3,671
Thermo Fisher Scientific, Inc.	70	36,416
Total Life Sciences Tools & Services		94,418
Media – 1.1%
Charter Communications, Inc., Class A*	40	13,711
Comcast Corp., Class A	816	30,624
Total Media		44,335
Professional Services – 1.5%
Automatic Data Processing, Inc.	85	24,882
Equifax, Inc.	41	10,449
Paychex, Inc.	101	14,162
Verisk Analytics, Inc.	44	12,119
Total Professional Services		61,612
Semiconductors & Semiconductor Equipment – 19.9%
Advanced Micro Devices, Inc.*	309	37,324
Analog Devices, Inc.	104	22,096
Applied Materials, Inc.	166	26,996
Broadcom, Inc.	688	159,506
Intel Corp.	1,048	21,012
KLA Corp.	30	18,904
Lam Research Corp.	271	19,574
Marvell Technology, Inc.	172	18,997

See Notes to Financial Statements.

12    WisdomTree Digital Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) December 31, 2024
Investments	Shares	Value
Microchip Technology, Inc.	186	$10,667
Micron Technology, Inc.	221	18,599
Monolithic Power Systems, Inc.	7	4,142
NVIDIA Corp.	2,947	395,753
ON Semiconductor Corp.*	72	4,540
QUALCOMM, Inc.	206	31,646
Texas Instruments, Inc.	178	33,377
Total Semiconductors & Semiconductor Equipment		823,133
Software – 21.0%
Adobe, Inc.*	76	33,796
ANSYS, Inc.*	14	4,723
AppLovin Corp., Class A*	63	20,401
Atlassian Corp., Class A*	45	10,952
Autodesk, Inc.*	51	15,074
Cadence Design Systems, Inc.*	61	18,328
Crowdstrike Holdings, Inc., Class A*	52	17,792
Datadog, Inc., Class A*	82	11,717
Fair Isaac Corp.*	7	13,937
Fortinet, Inc.*	177	16,723
HubSpot, Inc.*	16	11,148
Intuit, Inc.	52	32,682
Microsoft Corp.	884	372,606
MicroStrategy, Inc., Class A*	45	13,033
Oracle Corp.	447	74,488
Palantir Technologies, Inc., Class A*	388	29,344
Palo Alto Networks, Inc.*	130	23,655
Investments	Shares	Value
PTC, Inc.*	19	$3,494
Roper Technologies, Inc.	28	14,556
Salesforce, Inc.	158	52,824
ServiceNow, Inc.*	35	37,104
Synopsys, Inc.*	38	18,444
Tyler Technologies, Inc.*	7	4,036
Workday, Inc., Class A*	50	12,901
Zscaler, Inc.*	24	4,330
Total Software		868,088
Technology Hardware, Storage & Peripherals – 11.1%
Apple, Inc.	1,707	427,467
Dell Technologies, Inc., Class C	98	11,293
Hewlett Packard Enterprise Co.	191	4,078
HP, Inc.	309	10,083
NetApp, Inc.	32	3,715
Western Digital Corp.*	54	3,220
Total Technology Hardware, Storage & Peripherals		459,856
Wireless Telecommunication Services – 1.2%
T-Mobile U.S., Inc.	221	48,781
Total United States		4,015,602
TOTAL COMMON STOCKS (Cost: $2,424,766)		4,114,323
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $2,424,766)		4,114,323
Other Assets less Liabilities – 0.6%		23,041
NET ASSETS – 100.0%		$4,137,364

*   Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,114,323	$—	$—	$4,114,323
Total Investments in Securities	$4,114,323	$—	$—	$4,114,323

See Notes to Financial Statements.

WisdomTree Digital Trust    13

Schedule of Investments (unaudited) WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Bond – 20.6%
5.38%, 2/15/31	$190,000	$199,314
Total U.S. Treasury Bond		199,314
U.S. Treasury Notes – 78.5%
0.50%, 10/31/27	25,000	22,508
1.13%, 8/31/28	308,200	274,972
1.38%, 10/31/28	317,900	284,818
4.13%, 11/30/29	4,000	3,956
4.38%, 12/31/29	21,000	20,993
0.63%, 5/15/30	5,000	4,106
3.75%, 5/31/30	10,000	9,683
3.75%, 6/30/30	17,000	16,452
4.00%, 7/31/30	13,000	12,733
3.75%, 8/31/31	3,000	2,876
4.13%, 11/30/31	107,500	105,258
Total U.S. Treasury Notes		758,355
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $979,847)		957,669
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $979,847)		957,669
Other Assets less Liabilities – 0.9%		8,218
NET ASSETS – 100.0%		$965,887

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$957,669	$—	$957,669
Total Investments in Securities	$—	$957,669	$—	$957,669

See Notes to Financial Statements.

14    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree 7-10 Year Treasury Digital Fund (WTSTX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Notes – 99.1%
1.88%, 2/15/32	$427,400	$359,717
3.50%, 2/15/33	44,400	41,330
3.88%, 8/15/33	55,000	52,379
4.50%, 11/15/33	171,300	170,644
3.88%, 8/15/34	125,300	118,575
4.25%, 11/15/34	175,800	171,337
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $949,824)		913,982
Other Assets less Liabilities – 0.9%		8,575
NET ASSETS – 100.0%		$922,557

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$913,982	$—	$913,982
Total Investments in Securities	$—	$913,982	$—	$913,982

See Notes to Financial Statements.

WisdomTree Digital Trust    15

Schedule of Investments (unaudited) WisdomTree Floating Rate Treasury Digital Fund (FLTTX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 94.2%
U.S. Treasury Floating Rate Notes – 94.2%
4.44%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.169%)(a)	$250,000	$250,084
4.45%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)(a)	378,000	378,172
4.52%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.245%)(a)	450,000	450,573
4.43%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	195,000	195,048
4.46%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	260,000	260,220
4.48%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	55,000	55,075
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,587,984)		1,589,172
TOTAL INVESTMENTS IN SECURITIES – 94.2% (Cost: $1,587,984)		1,589,172
Other Assets less Liabilities – 5.8%		98,113
NET ASSETS – 100.0%		$1,687,285

(a)   Floating rate note. Coupon shown is in effect at December 31, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,589,172	$—	$1,589,172
Total Investments in Securities	$—	$1,589,172	$—	$1,589,172

See Notes to Financial Statements.

16    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Long-Term Treasury Digital Fund (WTLGX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.5%
U.S. Treasury Bonds – 98.5%
4.63%, 11/15/44	$2,000	$1,940
3.00%, 5/15/45	103,600	78,380
3.00%, 5/15/47	434,300	321,484
1.63%, 11/15/50	72,000	37,620
1.88%, 11/15/51	565,500	312,439
4.13%, 8/15/53	3,000	2,677
4.25%, 8/15/54	45,500	41,639
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $975,205)		796,179
Other Assets less Liabilities – 1.5%		12,369
NET ASSETS – 100.0%		$808,548

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$796,179	$—	$796,179
Total Investments in Securities	$—	$796,179	$—	$796,179

See Notes to Financial Statements.

WisdomTree Digital Trust    17

Schedule of Investments (unaudited) WisdomTree Short-Term Treasury Digital Fund (WTSYX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Notes – 99.3%
0.38%, 11/30/25	$227,800	$219,992
4.63%, 3/15/26	94,000	94,424
3.75%, 4/15/26	68,700	68,276
4.13%, 6/15/26	44,700	44,635
1.25%, 11/30/26	170,000	160,756
4.25%, 11/30/26	3,000	3,000
4.38%, 12/15/26	60,000	60,152
4.25%, 12/31/26	19,000	19,003
4.00%, 1/15/27	4,000	3,981
4.13%, 2/15/27	4,000	3,990
4.25%, 3/15/27	7,000	7,001
3.75%, 8/15/27	210,000	207,367
3.38%, 9/15/27	5,000	4,887
4.00%, 12/15/27	97,000	96,269
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $997,486)		993,733
Other Assets less Liabilities – 0.7%		6,727
NET ASSETS – 100.0%		$1,000,460

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$993,733	$—	$993,733
Total Investments in Securities	$—	$993,733	$—	$993,733

See Notes to Financial Statements.

18    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree TIPS Digital Fund (TIPSX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 93.8%
U.S. Treasury Inflation-Indexed Bonds – 36.3%
2.00%, 1/15/26	$50,000	$79,539
3.63%, 4/15/28	40,000	81,968
2.13%, 2/15/41	72,700	101,433
1.38%, 2/15/44	17,000	19,164
0.13%, 2/15/52	99,400	61,167
Total U.S. Treasury Inflation-Indexed Bonds		343,271
U.S. Treasury Inflation-Indexed Notes – 57.5%
0.13%, 10/15/26	48,300	54,255
0.88%, 1/15/29	87,000	103,923
0.13%, 1/15/30	248,200	276,749
0.63%, 7/15/32	40,000	38,875
1.13%, 1/15/33	70,800	69,067
Total U.S. Treasury Inflation-Indexed Notes		542,869
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $971,030)		886,140
TOTAL INVESTMENTS IN SECURITIES – 93.8% (Cost: $971,030)		886,140
Other Assets less Liabilities – 6.2%		58,871
NET ASSETS – 100.0%		$945,011

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$886,140	$—	$886,140
Total Investments in Securities	$—	$886,140	$—	$886,140

See Notes to Financial Statements.

WisdomTree Digital Trust    19

Schedule of Investments (unaudited) WisdomTree Government Money Market Digital Fund (WTGXX) December 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 31.2%
Federal Farm Credit Bank – 2.4%
4.44%, 9/5/25, (Secured Overnight Financing Rate + 0.065%)(a)	$100,000	$100,000
4.72%, 11/25/25, (Secured Overnight Financing Rate + 0.35%)(a)	189,000	189,477
Total Federal Farm Credit Bank		289,477
Federal Home Loan Bank – 12.5%
4.38%, 3/3/25, (Secured Overnight Financing Rate + 0.01%)(a)	250,000	250,000
4.40%, 3/4/25, (Secured Overnight Financing Rate + 0.025%)(a)	250,000	250,000
4.40%, 3/20/25, (Secured Overnight Financing Rate + 0.025%)(a)	250,000	250,000
4.42%, 8/21/25, (Secured Overnight Financing Rate + 0.05%)(a)	100,000	100,000
4.53%, 10/20/25, (Secured Overnight Financing Rate + 0.16%)(a)	650,000	650,460
Total Federal Home Loan Bank		1,500,460
Federal Home Loan Bank Discount Notes – 16.3%
4.48%, 1/2/25*	1,971,000	1,970,770
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,760,707)		3,760,707
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 81.3%
U.S. Treasury Bills – 73.0%
4.32%, 1/21/25*	$113,000	$112,617
4.36%, 1/30/25*	3,000,000	2,989,635
4.36%, 2/13/25*	3,000,000	2,985,063
4.35%, 3/20/25*	750,000	743,058
4.35%, 4/22/25*	2,000,000	1,973,906
Total U.S. Treasury Bills		8,804,279
U.S. Treasury Floating Rate Note – 8.3%
4.48%, 1/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.20%)(b)	1,000,000	1,000,091
Total U.S. Treasury Floating Rate Note		1,000,091
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,804,370)		9,804,370
TOTAL INVESTMENTS IN SECURITIES – 112.5% (Cost: $13,565,077)		13,565,077
Other Liabilities less Assets – (12.5)%		(1,503,880)
NET ASSETS – 100.0%		$12,061,197

*  Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Rate shown reflects the accrual rate as of December 31, 2024 on securities with variable or step rates.

(b)   Floating rate note. Coupon shown is in effect at December 31, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$ 3,760,707	$—	$ 3,760,707
U.S. Government Obligations	—	9,804,370	—	9,804,370
Total Investments in Securities	$—	$ 13,565,077	$—	$ 13,565,077

See Notes to Financial Statements.

20    WisdomTree Digital Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Digital Trust December 31, 2024
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
ASSETS:
Investments, at cost	$—	$144,261	$48,680	$43,587
Investments in affiliates, at cost (Note 3)	1,011,725	243,599	112,158	113,691
Investments in securities, at value	—	161,408	53,807	47,261
Investments in affiliates, at value (Note 3)	1,018,824	260,216	118,168	117,556
Cash	886	352	—	—
Receivables:
Investment securities sold	—	—	1,963	1,786
Capital shares sold	25	—	—	—
Dividends	—	152	81	36
Total Assets	1,019,735	422,128	174,019	166,639
LIABILITIES:
Payables:
Capital shares redeemed	—	—	28	—
Advisory fees (Note 3)	132	55	23	22
Cash due to custodian	—	—	1,742	1,531
Total Liabilities	132	55	1,793	1,553
NET ASSETS	$1,019,603	$422,073	$172,226	$165,086
NET ASSETS:
Paid-in capital	$1,010,567	$387,874	$161,137	$157,554
Total distributable earnings (loss)	9,036	34,199	11,089	7,532
NET ASSETS	$1,019,603	$422,073	$172,226	$165,086
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	101,045	36,869	15,712	15,307
Net asset value per share	$10.09	$11.45	$10.96	$10.78

See Notes to Financial Statements.

WisdomTree Digital Trust    21

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Digital Trust December 31, 2024
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
ASSETS:
Investments, at cost	$2,557,689	$2,424,766	$979,847	$949,824
Investments in securities, at value	3,912,493	4,114,323	957,669	913,982
Cash	4,102	2,774	1,728	394
Receivables:
Due from broker	1,331	—	—	—
Capital shares sold	10,151	20,048	25	—
Dividends	2,125	576	—	—
Interest	—	—	6,507	8,221
Total Assets	3,930,202	4,137,721	965,929	922,597
LIABILITIES:
Payables:
Advisory fees (Note 3)	170	357	42	40
Total Liabilities	170	357	42	40
NET ASSETS	$3,930,032	$4,137,364	$965,887	$922,557
NET ASSETS:
Paid-in capital	$2,582,598	$2,224,268	$1,001,404	$1,001,254
Total distributable earnings (loss)	1,347,434	1,913,096	(35,517)	(78,697)
NET ASSETS	$3,930,032	$4,137,364	$965,887	$922,557
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	255,824	213,167	100,149	100,120
Net asset value per share	$15.36	$19.41	$9.64	$9.21

See Notes to Financial Statements.

22    WisdomTree Digital Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Digital Trust December 31, 2024
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
ASSETS:
Investments, at cost	$1,587,984	$975,205	$997,486	$971,030
Investments in securities, at value	1,589,172	796,179	993,733	886,140
Cash	54,289	7,968	687	55,411
Receivables:
Capital shares sold	31,162	25	370	—
Dividends	—	—	—	—
Interest	12,786	4,412	5,764	3,501
Total Assets	1,687,409	808,584	1,000,554	945,052
LIABILITIES:
Payables:
Capital shares redeemed	56	—	51	—
Advisory fees (Note 3)	68	36	43	41
Total Liabilities	124	36	94	41
NET ASSETS	$1,687,285	$808,548	$1,000,460	$945,011
NET ASSETS:
Paid-in capital	$1,686,450	$1,000,963	$1,006,064	$1,001,748
Total distributable earnings (loss)	835	(192,415)	(5,604)	(56,737)
NET ASSETS	$1,687,285	$808,548	$1,000,460	$945,011
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,681,857	100,104	1,006,522	100,179
Net asset value per share	$1.00	$8.08	$0.99	$9.43

See Notes to Financial Statements.

WisdomTree Digital Trust    23

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Digital Trust December 31, 2024
WisdomTree Government Money Market Digital Fund
ASSETS:
Investments, at cost	$13,565,077
Investments in securities, at value	13,565,077
Cash	13,076
Receivables:
Investment securities sold	1,493,092
Interest	19,371
Total Assets	15,090,616
LIABILITIES:
Payables:
Investment securities purchased	2,985,063
Distributions	41,804
Advisory fees (Note 3)	2,552
Total Liabilities	3,029,419
NET ASSETS	$12,061,197
NET ASSETS:
Paid-in capital	$12,058,628
Total distributable earnings (loss)	2,569
NET ASSETS	$12,061,197
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,058,628
Net asset value per share	$1.00

See Notes to Financial Statements.

24    WisdomTree Digital Trust

Statements of Operations (unaudited) WisdomTree Digital Trust For the Period Ended December 31, 2024
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
INVESTMENT INCOME:
Dividends	$—	$2,164	$536	$451
Dividends from affiliates (Note 3)	25,781	3,230	2,457	2,298
Interest	6	11	3	1
Total investment income	25,787	5,405	2,996	2,750
EXPENSES:
Advisory fees (Note 3)	780	313	131	120
Total expenses	780	313	131	120
Net investment income	25,007	5,092	2,865	2,630
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	(6)	87	(95)
Investment transactions in affiliates (Note 3)	(92)	(118)	(90)	(36)
Net realized loss	(92)	(124)	(3)	(131)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	—	7,160	2,016	1,285
Investment transactions in affiliates (Note 3)	6,677	2,953	846	289
Net increase in unrealized appreciation/depreciation	6,677	10,113	2,862	1,574
Net realized and unrealized gain on investments	6,585	9,989	2,859	1,443
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,592	$15,081	$5,724	$4,073

See Notes to Financial Statements.

WisdomTree Digital Trust    25

Statements of Operations (unaudited) (continued) WisdomTree Digital Trust For the Six Months Ended December 31, 2024
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
INVESTMENT INCOME:
Dividends	$24,384	$12,512	$—	$—
Interest	27	21	18,562	18,348
Total investment income	24,411	12,533	18,562	18,348
EXPENSES:
Advisory fees (Note 3)	949	1,940	248	241
Total expenses	949	1,940	248	241
Net investment income	23,462	10,593	18,314	18,107
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(2,425)	225,036	(1,445)	(7,294)
Net realized gain (loss)	(2,425)	225,036	(1,445)	(7,294)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	311,970	143,119	1,293	(2,166)
Net increase (decrease) in unrealized appreciation/depreciation	311,970	143,119	1,293	(2,166)
Net realized and unrealized gain (loss) on investments	309,545	368,155	(152)	(9,460)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$333,007	$378,748	$18,162	$8,647

See Notes to Financial Statements.

26    WisdomTree Digital Trust

Statements of Operations (unaudited) (continued) WisdomTree Digital Trust For the Six Months Ended December 31, 2024
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
INVESTMENT INCOME:
Interest	$39,739	$18,222	$20,008	$13,520
Total investment income	39,739	18,222	20,008	13,520
EXPENSES:
Advisory fees (Note 3)	399	220	254	244
Total expenses	399	220	254	244
Net investment income	39,340	18,002	19,754	13,276
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(105)	(5,069)	1,728	30,930
Net realized gain (loss)	(105)	(5,069)	1,728	30,930
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	575	(30,985)	6,038	(34,986)
Net increase (decrease) in unrealized appreciation/depreciation	575	(30,985)	6,038	(34,986)
Net realized and unrealized gain (loss) on investments	470	(36,054)	7,766	(4,056)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,810	$(18,052)	$27,520	$9,220

See Notes to Financial Statements.

WisdomTree Digital Trust    27

Statements of Operations (unaudited) (concluded) WisdomTree Digital Trust For the Six Months Ended December 31, 2024
WisdomTree Government Money Market Digital Fund
INVESTMENT INCOME:
Interest	$206,837
Total investment income	206,837
EXPENSES:
Advisory fees (Note 3)	12,643
Total expenses	12,643
Net investment income	194,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	49,733
Net realized gain	49,733
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	—
Net realized and unrealized gain on investments	49,733
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$243,927

See Notes to Financial Statements.

28    WisdomTree Digital Trust

Statements of Changes in Net Assets WisdomTree Digital Trust
	WisdomTree Short-Duration Income Digital Fund		WisdomTree Siegel Global Equity Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Period December 6, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$25,007	$42,545	$5,092	$5,389
Net realized gain (loss) on investments	(92)	(68)	(124)	1,658
Net increase in net unrealized appreciation/depreciation on investments	6,677	12,979	10,113	23,651
Net increase in net assets resulting from operations	31,592	55,456	15,081	30,698
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(26,742)	(41,785)	(7,895)	(3,685)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,397	9,641	29,388	364,986
Cost of shares redeemed	(6,553)	(3,471)	(4,852)	(1,648)
Net increase in net assets resulting from capital share transactions	3,844	6,170	24,536	363,338
Net Increase in Net Assets	8,694	19,841	31,722	390,351
NET ASSETS:
Beginning of period	$1,010,909	$991,068	$390,351	$—
End of period	$1,019,603	$1,010,909	$422,073	$390,351
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,668	100,055	34,783	—
Shares sold	1,020	961	2,495	34,932
Shares redeemed	(643)	(348)	(409)	(149)
Shares outstanding, end of period	101,045	100,668	36,869	34,783

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    29

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Siegel Longevity Digital Fund		WisdomTree Siegel Moderate Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Period December 6, 2023* through June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Period December 6, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,865	$2,766	$2,630	$2,508
Net realized gain (loss) on investments	(3)	850	(131)	884
Net increase in net unrealized appreciation/depreciation on investments	2,862	8,275	1,574	5,965
Net increase in net assets resulting from operations	5,724	11,891	4,073	9,357
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,424)	(2,102)	(3,965)	(1,933)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,874	165,677	22,065	138,984
Cost of shares redeemed	(42,687)	(3,727)	(2,395)	(1,100)
Net increase (decrease) in net assets resulting from capital share transactions	(813)	161,950	19,670	137,884
Net Increase in Net Assets	487	171,739	19,778	145,308
NET ASSETS:
Beginning of period	$171,739	$—	$145,308	$—
End of period	$172,226	$171,739	$165,086	$145,308
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	15,780	—	13,558	—
Shares sold	3,747	16,123	1,972	13,662
Shares redeemed	(3,815)	(343)	(223)	(104)
Shares outstanding, end of period	15,712	15,780	15,307	13,558

*  Commencement of operations.

See Notes to Financial Statements.

30    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 500 Digital Fund		WisdomTree Technology and Innovation 100 Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$23,462	$43,538	$10,593	$19,411
Net realized gain (loss) on investments	(2,425)	(4,001)	225,036	116,780
Net increase in net unrealized appreciation/depreciation on investments	311,970	694,031	143,119	890,427
Net increase in net assets resulting from operations	333,007	733,568	378,748	1,026,618
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(24,936)	(41,292)	(31,559)	(134,406)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	67,988	27,606	155,746	100,184
Cost of shares redeemed	(6,740)	(6,257)	(26,015)	(5,655)
Net increase in net assets resulting from capital share transactions	61,248	21,349	129,731	94,529
Net Increase in Net Assets	369,319	713,625	476,920	986,741
NET ASSETS:
Beginning of period	$3,560,713	$2,847,088	$3,660,444	$2,673,703
End of period	$3,930,032	$3,560,713	$4,137,364	$3,660,444
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	251,781	250,024	206,166	200,004
Shares sold	4,496	2,253	8,398	6,544
Shares redeemed	(453)	(496)	(1,397)	(382)
Shares outstanding, end of period	255,824	251,781	213,167	206,166

See Notes to Financial Statements.

WisdomTree Digital Trust    31

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 3-7 Year Treasury Digital Fund		WisdomTree 7-10 Year Treasury Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$18,314	$35,267	$18,107	$34,189
Net realized loss on investments	(1,445)	(10,022)	(7,294)	(30,392)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	1,293	3,253	(2,166)	(2,233)
Net increase in net assets resulting from operations	18,162	28,498	8,647	1,564
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,934)	(35,321)	(18,715)	(34,214)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,247	1,717	516	4,445
Cost of shares redeemed	(877)	(637)	(219)	(3,518)
Net increase in net assets resulting from capital share transactions	370	1,080	297	927
Net Decrease in Net Assets	(402)	(5,743)	(9,771)	(31,723)
NET ASSETS:
Beginning of period	$966,289	$972,032	$932,328	$964,051
End of period	$965,887	$966,289	$922,557	$932,328
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,112	100,000	100,088	100,003
Shares sold	127	177	55	468
Shares redeemed	(90)	(65)	(23)	(383)
Shares outstanding, end of period	100,149	100,112	100,120	100,088

See Notes to Financial Statements.

32    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Floating Rate Treasury Digital Fund		WisdomTree Long-Term Treasury Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$39,340	$70,125	$18,002	$35,828
Net realized loss on investments	(105)	(300)	(5,069)	(5,200)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	575	302	(30,985)	(97,752)
Net increase (decrease) in net assets resulting from operations	39,810	70,127	(18,052)	(67,124)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(40,700)	(69,699)	(18,609)	(35,901)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	328,133	687,109	1,358	1,429
Cost of shares redeemed	(203,247)	(126,429)	(1,015)	(861)
Net increase in net assets resulting from capital share transactions	124,886	560,680	343	568
Net Increase (Decrease) in Net Assets	123,996	561,108	(36,318)	(102,457)
NET ASSETS:
Beginning of period	$1,563,289	$1,002,181	$844,866	$947,323
End of period	$1,687,285	$1,563,289	$808,548	$844,866
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	1,556,839	1,000,883	100,065	100,005
Shares sold	326,212	681,419	153	159
Shares redeemed	(201,194)	(125,463)	(114)	(99)
Shares outstanding, end of period	1,681,857	1,556,839	100,104	100,065

See Notes to Financial Statements.

WisdomTree Digital Trust    33

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Short-Term Treasury Digital Fund		WisdomTree TIPS Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$19,754	$41,143	$13,276	$49,672
Net realized gain (loss) on investments	1,728	(3,013)	30,930	(2,791)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	6,038	4,466	(34,986)	(24,914)
Net increase in net assets resulting from operations	27,520	42,596	9,220	21,967
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,489)	(41,193)	(14,364)	(50,091)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,916	99,012	1,901	1,825
Cost of shares redeemed	(2,299)	(95,672)	(539)	(1,469)
Net increase in net assets resulting from capital share transactions	2,617	3,340	1,362	356
Net Increase (Decrease) in Net Assets	9,648	4,743	(3,782)	(27,768)
NET ASSETS:
Beginning of period	$990,812	$986,069	$948,793	$976,561
End of period	$1,000,460	$990,812	$945,011	$948,793
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	1,003,914	1,000,102	100,038	100,003
Shares sold	4,907	100,137	197	188
Shares redeemed	(2,299)	(96,325)	(56)	(153)
Shares outstanding, end of period	1,006,522	1,003,914	100,179	100,038

See Notes to Financial Statements.

34    WisdomTree Digital Trust

Statements of Changes in Net Assets (concluded) WisdomTree Digital Trust
	WisdomTree Government Money Market Digital Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Period November 7, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$194,194	$151,783
Net realized gain on investments	49,733	1,846
Net increase from payment by sub-adviser	—	1,775
Net increase in net assets resulting from operations	243,927	155,404
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(243,204)	(153,558)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,129,750	5,676,473
Distributions reinvested	92,542	129,826
Cost of shares redeemed	(838,209)	(131,754)
Net increase in net assets resulting from capital share transactions	6,384,083	5,674,545
Net Increase in Net Assets	6,384,806	5,676,391
NET ASSETS:
Beginning of period	$5,676,391	$—
End of period	$12,061,197	$5,676,391
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	5,674,545	—
Shares sold	7,129,750	5,676,473
Shares reinvested	92,542	129,826
Shares redeemed	(838,209)	(131,754)
Shares outstanding, end of period	12,058,628	5,674,545

*   Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    35

Financial Highlights WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Duration Income Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.04	$9.91	$10.00
Investment Operations:
Net investment income[1]	0.25	0.42	0.18
Net realized and unrealized gain (loss)	0.06	0.13	(0.13)
Total from investment operations	0.31	0.55	0.05
Dividends and distributions to shareholders:
Net investment income	(0.26)	(0.42)	(0.14)
Capital gains	(0.00)[6]	—	—
Total dividends and distributions to shareholders	(0.26)	(0.42)	(0.14)
Net asset value, end of period	$10.09	$10.04	$9.91
TOTAL RETURN[2]	3.14%	5.60%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,020	$1,011	$991
Ratio to average net assets of:
Expenses[3]	0.15%[4]	0.15%	0.15%[4]
Net investment income	4.81%[4]	4.24%	4.00%[4]
Portfolio turnover rate[5]	2%	14%	3%
WisdomTree Siegel Global Equity Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$11.22	$10.00
Investment Operations:
Net investment income[1]	0.14	0.19
Net realized and unrealized gain	0.31	1.16
Total from investment operations	0.45	1.35
Dividends and distributions to shareholders:
Net investment income	(0.17)	(0.13)
Capital gains	(0.05)	—
Total dividends and distributions to shareholders	(0.22)	(0.13)
Net asset value, end of period	$11.45	$11.22
TOTAL RETURN[2]	3.96%	13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$422	$390
Ratio to average net assets of:
Expenses[3]	0.15%[4]	0.15%[4]
Net investment income	2.44%[4]	3.06%[4]
Portfolio turnover rate[5]	2%	26%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Does not include expenses of the underlying investment companies in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6    Amount represents less than $0.005.

See Notes to Financial Statements.

36    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Siegel Longevity Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.88	$10.00
Investment Operations:
Net investment income[1]	0.19	0.22
Net realized and unrealized gain	0.18	0.82
Total from investment operations	0.37	1.04
Dividends and distributions to shareholders:
Net investment income	(0.21)	(0.16)
Capital gains	(0.08)	—
Total dividends and distributions to shareholders	(0.29)	(0.16)
Net asset value, end of period	$10.96	$10.88
TOTAL RETURN[2]	3.34%	10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$172	$172
Ratio to average net assets of:
Expenses[3]	0.15%[4]	0.15%[4]
Net investment income	3.28%[4]	3.56%[4]
Portfolio turnover rate[5]	24%	23%
WisdomTree Siegel Moderate Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.72	$10.00
Investment Operations:
Net investment income[1]	0.18	0.22
Net realized and unrealized gain	0.15	0.66
Total from investment operations	0.33	0.88
Dividends and distributions to shareholders:
Net investment income	(0.20)	(0.16)
Capital gains	(0.07)	—
Total dividends and distributions to shareholders	(0.27)	(0.16)
Net asset value, end of period	$10.78	$10.72
TOTAL RETURN[2]	3.03%	8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$165	$145
Ratio to average net assets of:
Expenses[3]	0.15%[4]	0.15%[4]
Net investment income	3.29%[4]	3.74%[4]
Portfolio turnover rate[5]	4%	66%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Does not include expenses of the underlying investment companies in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    37

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 500 Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$14.14	$11.39	$10.00
Investment Operations:
Net investment income[1]	0.09	0.17	0.08
Net realized and unrealized gain	1.23	2.74	1.39
Total from investment operations	1.32	2.91	1.47
Dividends to shareholders:
Net investment income	(0.10)	(0.16)	(0.08)
Tax return of capital	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.10)	(0.16)	(0.08)
Net asset value, end of period	$15.36	$14.14	$11.39
TOTAL RETURN[3]	9.33%	25.77%	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,930	$3,561	$2,847
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	1.24%[4]	1.40%	1.68%[4]
Portfolio turnover rate[6]	3%	3%	1%
WisdomTree Technology and Innovation 100 Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$17.75	$13.37	$10.00
Investment Operations:
Net investment income[1]	0.05	0.10	0.03
Net realized and unrealized gain	1.46	4.95	3.34
Total from investment operations	1.51	5.05	3.37
Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.08)	—
Capital gains	(0.05)	(0.59)	—
Total dividends and distributions to shareholders	(0.15)	(0.67)	—
Net asset value, end of period	$19.41	$17.75	$13.37
TOTAL RETURN[3]	10.17%	39.21%	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,137	$3,660	$2,674
Ratio to average net assets of:
Expenses	0.10%[4]	0.10%	0.10%[4]
Net investment income	0.55%[4]	0.65%	0.64%[4]
Portfolio turnover rate[6]	17%	17%	1%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

38    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 3-7 Year Treasury Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.65	$9.72	$10.00
Investment Operations:
Net investment income[1]	0.18	0.35	0.16
Net realized and unrealized gain (loss)	0.00[2]	(0.07)	(0.29)
Total from investment operations	0.18	0.28	(0.13)
Dividends to shareholders:
Net investment income	(0.19)	(0.35)	(0.15)
Net asset value, end of period	$9.64	$9.65	$9.72
TOTAL RETURN[3]	1.83%	2.95%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$966	$966	$972
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	3.68%[4]	3.64%	3.54%[4]
Portfolio turnover rate[6]	52%	101%	13%
WisdomTree 7-10 Year Treasury Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.32	$9.64	$10.00
Investment Operations:
Net investment income[1]	0.18	0.34	0.15
Net realized and unrealized loss	(0.10)	(0.32)	(0.37)
Total from investment operations	0.08	0.02	(0.22)
Dividends to shareholders:
Net investment income	(0.19)	(0.34)	(0.14)
Net asset value, end of period	$9.21	$9.32	$9.64
TOTAL RETURN[3]	0.78%	0.24%	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$923	$932	$964
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	3.75%[4]	3.64%	3.41%[4]
Portfolio turnover rate[6]	65%	79%	16%

*    Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    39

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00	$1.00	$1.00
Investment Operations:
Net investment income[1]	0.03	0.05	0.02
Net realized and unrealized gain	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.03	0.05	0.02
Dividends to shareholders:
Net investment income	(0.03)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
TOTAL RETURN[3]	2.55%	5.52%	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,687	$1,563	$1,002
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	4.93%[4]	5.41%	4.90%[4]
Portfolio turnover rate[6]	52%	78%	0%
WisdomTree Long-Term Treasury Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$8.44	$9.47	$10.00
Investment Operations:
Net investment income[1]	0.18	0.36	0.16
Net realized and unrealized loss	(0.35)	(1.03)	(0.54)
Total from investment operations	(0.17)	(0.67)	(0.38)
Dividends to shareholders:
Net investment income	(0.19)	(0.36)	(0.15)
Net asset value, end of period	$8.08	$8.44	$9.47
TOTAL RETURN[3]	(2.16)%	(7.12)%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$809	$845	$947
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	4.09%[4]	4.15%	3.74%[4]
Portfolio turnover rate[6]	14%	6%	8%

*    Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

40    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Term Treasury Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$0.99	$0.99	$1.00
Investment Operations:
Net investment income[1]	0.02	0.04	0.02
Net realized and unrealized gain (loss)	0.00[2]	0.00[2]	(0.01)
Total from investment operations	0.02	0.04	0.01
Dividends to shareholders:
Net investment income	(0.02)	(0.04)	(0.02)
Net asset value, end of period	$0.99	$0.99	$0.99
TOTAL RETURN[3]	2.79%	4.14%	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,000	$991	$986
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	3.89%[4]	4.01%	4.14%[4]
Portfolio turnover rate[6]	81%	256%	30%
WisdomTree TIPS Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.48	$9.77	$10.00
Investment Operations:
Net investment income[1]	0.13	0.50	0.25
Net realized and unrealized loss	(0.04)	(0.29)	(0.24)
Total from investment operations	0.09	0.21	0.01
Dividends and distributions to shareholders:
Net investment income	(0.14)	(0.50)	(0.24)
Capital gains	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.14)	(0.50)	(0.24)
Net asset value, end of period	$9.43	$9.48	$9.77
TOTAL RETURN[3]	0.96%	2.22%	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$945	$949	$977
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.01%[4,5]
Net investment income	2.72%[4]	5.18%	5.67%[4]
Portfolio turnover rate[6]	5%	51%	38%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    41

Financial Highlights (concluded) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Government Money Market Digital Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Period November 7, 2023* through June 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Investment Operations:
Net investment income	0.02	0.03
Net realized gain	0.00[1]	0.00[1]
Net increase from payment by sub-adviser	—	0.00[1]
Total from investment operations	0.02	0.03
Dividends and distributions to shareholders:
Net investment income	(0.02)	(0.03)
Capital gains	(0.00)[1]	—
Total dividends and distributions to shareholders	(0.02)	—
Net asset value, end of period	$1.00	$1.00
TOTAL RETURN[2]	2.48%	3.38%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,061	$5,676
Ratio to average net assets of:
Expenses	0.25%[4]	0.25%[4]
Net investment income	3.84%[4]	5.08%[4]

*    Commencement of operations.

1    Amount represents less than $0.005.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

4    Annualized.

See Notes to Financial Statements.

42    WisdomTree Digital Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund (“Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree Siegel Global Equity Digital Fund (“Siegel Global Equity Digital Fund”)	December 6, 2023
WisdomTree Siegel Longevity Digital Fund (“Siegel Longevity Digital Fund”)	December 6, 2023
WisdomTree Siegel Moderate Digital Fund (“Siegel Moderate Digital Fund”)	December 6, 2023
WisdomTree 500 Digital Fund (“500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund (“Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund (“3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund (“7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund (“Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund (“Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund (“Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund (“TIPS Digital Fund”)	January 19, 2023
WisdomTree Government Money Market Digital Fund (“Government Money Market Digital Fund”)	November 7, 2023

Each Fund, except the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Government Money Market Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM” or “Adviser”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers, except the Government Money Market Digital Fund. Broker-dealers or

WisdomTree Digital Trust    43

Notes to Financial Statements (unaudited) (continued)

independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Government Money Market Digital Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment valuation and dividend/distribution policies in an attempt to enable it to do so. Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Government Money Market Digital Fund has adopted a policy to operate as a government money market fund. Under Rule 2a-7, a government money market fund invests substantially all of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a government money market fund, the Government Money Market Digital Fund values its investments at amortized cost unless the Valuation Designee determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

44    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended December 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital

WisdomTree Digital Trust    45

Notes to Financial Statements (unaudited) (continued)

loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The Government Money Market Digital Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional additional shares of the Fund.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the 3-7 Year Treasury Digital Fund, 7-10 Year Treasury Digital Fund, Floating Rate Treasury Digital Fund, Long-Term Treasury Digital Fund, Short-Term Treasury Digital Fund, TIPS Digital Fund, and Government Money Market Digital Fund. The Adviser has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund, 500 Digital Fund, and Technology and Innovation 100 Digital Fund. Voya and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. WisdomTree Transfers (“WT Transfers”) is the Funds’ transfer agent and is an affiliate of the Adviser. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
Siegel Global Equity Digital Fund	0.15%
Siegel Longevity Digital Fund	0.15%
Siegel Moderate Digital Fund	0.15%
500 Digital Fund	0.05%
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%
7-10 Year Treasury Digital Fund	0.05%
Floating Rate Treasury Digital Fund	0.05%
Long-Term Treasury Digital Fund	0.05%
Short-Term Treasury Digital Fund	0.05%
TIPS Digital Fund	0.05%
Government Money Market Digital Fund	0.25%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments.

46    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

WTDM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended December 31, 2024, WT held shares of and received distributions from the following Funds:

	At December 31, 2024		For the fiscal period ended December 31, 2024
Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Short-Duration Income Digital Fund	100,000	$1,009,060	$26,510
Siegel Global Equity Digital Fund	10,000	114,479	2,188
Siegel Longevity Digital Fund	10,000	109,616	2,896
Siegel Moderate Digital Fund	10,000	107,849	2,701
500 Digital Fund	250,000	3,840,550	24,562
Technology and Innovation 100 Digital Fund	200,000	3,881,800	29,833
3-7 Year Treasury Digital Fund	100,000	964,450	18,910
7-10 Year Treasury Digital Fund	100,000	921,460	18,696
Floating Rate Treasury Digital Fund	1,000,000	1,003,200	26,277
Long-Term Treasury Digital Fund	100,000	807,710	18,593
Short-Term Treasury Digital Fund	1,000,000	994,000	20,379
TIPS Digital Fund	100,000	943,320	14,346
Government Money Market Digital Fund	5,232,052	5,232,052	127,155

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services, if any; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTDM.

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. For the period ending December 31, 2024, WTDM did not charge the Funds a fee (“Service fee”) for providing such services. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

WisdomTree Digital Trust    47

Notes to Financial Statements (unaudited) (continued)

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WT Transfers, the Funds’ transfer agent, maintains the official record of share ownership in book-entry form.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the six months ended December 31, 2024 are shown in the following table.

	Non-U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$ 25,258	$ 23,456	$ —	$ —
Siegel Global Equity Digital Fund	31,453	9,571	—	—
Siegel Longevity Digital Fund	40,687	42,002	—	—
Siegel Moderate Digital Fund	25,746	6,777	—	—
500 Digital Fund	161,188	113,413	—	—
Technology and Innovation 100 Digital Fund	736,460	648,780	—	—
3-7 Year Treasury Digital Fund	—	—	502,579	504,336
7-10 Year Treasury Digital Fund	—	—	609,346	613,461
Floating Rate Treasury Digital Fund	—	—	731,762	663,940
Long-Term Treasury Digital Fund	—	—	115,345	120,160
Short-Term Treasury Digital Fund	—	—	812,700	802,847
TIPS Digital Fund	—	—	41,135	50,118
Government Money Market Digital Fund	—	—	—	—

7. FEDERAL INCOME TAXES

At December 31, 2024, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Income Digital Fund	$ 1,012,194	$ 10,668	$ (4,038)	$ 6,630
Siegel Global Equity Digital Fund	387,872	35,773	(2,021)	33,752
Siegel Longevity Digital Fund	160,861	11,543	(429)	11,114
Siegel Moderate Digital Fund	157,391	8,792	(1,366)	7,426
500 Digital Fund	2,558,166	1,455,265	(100,938)	1,354,327
Technology and Innovation 100 Digital Fund	2,425,661	1,721,724	(33,062)	1,688,662
3-7 Year Treasury Digital Fund	979,847	258	(22,436)	(22,178)
7-10 Year Treasury Digital Fund	950,311	—	(36,329)	(36,329)
Floating Rate Treasury Digital Fund	1,588,030	1,188	(46)	1,142
Long-Term Treasury Digital Fund	975,267	—	(179,088)	(179,088)
Short-Term Treasury Digital Fund	997,500	400	(4,167)	(3,767)
TIPS Digital Fund	971,030	—	(84,890)	(84,890)
Government Money Market Digital Fund	13,565,077	—	—	—

8. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

48    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (concluded)

9. SUBSEQUENT EVENTS

WTDM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

WisdomTree Digital Trust    49

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

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The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Digital Funds shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors, Officers and others of open-end management investment companies is included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		WisdomTree Digital Trust

By (Signature and Title)		/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date:	March 7, 2025

By (Signature and Title)		/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date:	March 7, 2025